Segment Information - Schedule of Segment Expense Categories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Segment Expense Categories [Abstract]
Net revenues	$ 13,831,904	$ 14,777,798	$ 2,414,338
Cost of revenue	13,843,219	15,059,324	2,292,206
Gross Profit	(11,315)	(281,526)	122,132
General and administrative	3,988,741	3,641,446
Impairment of goodwill and intangible assets	16,700,276	162,381,380
Total Operating Expenses	20,689,017	166,022,826	8,760,172
Other (expenses) income, net	(4,113)	34,073	(453,751)
Benefit for income taxes	(1,988,264)	(30,801,146)	24,988
Net loss	$ (18,716,181)	$ (135,469,133)	$ (9,116,779)